

CĪON Investment Corporation ("CĪON")

Portfolio Holdings: Q3 2015

As of September 30, 2015

CĪON Investment Management, LLC manages CĪON Investment Corporation ("CĪON"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com.

This portfolio holdings fact sheet reflects CĪON's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described herein. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

CĪON's portfolio is managed by its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION[2]

- 1st Lien Senior Secured Debt......... 53.56%
- 2nd Lien Senior Secured Debt........ 38.76%
- Unsecured Debt.............................2.28%
- Equity.. 0%
- Collateralized Securities and Structured Products - Debt........ 3.19%
- Collateralized Securities and Structured Products - Equity...... 2.21%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments ... 96.71%
- Fixed Rate Investments 3.29%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 53.56%					
Scientific Games International, Inc.	Hotel, Gaming & Leisure	1.59%	LIBOR+5.00%	1.00% LIBOR Floor	10/1/2021
Studio Movie Grill Holdings, LLC	Hotel, Gaming & Leisure	1.37%	LIBOR+7.25%	1.00% LIBOR Floor	9/10/2018
Caraustar Industries, Inc.	Forest Products & Paper	1.34%	LIBOR+6.75%	1.25% LIBOR Floor	5/1/2019
Nielsen & Bainbridge, LLC	Consumer Goods: Durable	1.21%	LIBOR+5.00%	1.00% LIBOR Floor	8/15/2020
Alvogen Pharma US, Inc.	Healthcare & Pharmaceuticals	1.13%	LIBOR+5.00%	1.00% LIBOR Floor	4/1/2022
Infogroup Inc.	Media: Advertising, Printing & Publishing	1.13%	LIBOR+6.00%	1.50% LIBOR Floor	5/26/2018
CT Technologies Intermediate Holdings, Inc.	Healthcare & Pharmaceuticals	1.11%	LIBOR+4.25%	1.00% LIBOR Floor	12/1/2021
TIBCO Software Inc.	High Tech Industries	1.10%	LIBOR+5.50%	1.00% LIBOR Floor	12/4/2020
TMFS Holdings, LLC	Banking, Finance, Insurance & Real Estate	1.10%	LIBOR+4.50%	1.00% LIBOR Floor	7/30/2021
Ignite Restaurant Group, Inc.	Beverage, Food & Tobacco	1.09%	LIBOR+7.00%	1.00% LIBOR Floor	2/13/2019
IMG Worldwide Holdings, LLC	Media: Diversified & Production	1.08%	LIBOR+4.25%	1.00% LIBOR Floor	5/6/2021
American Residential Services, LLC	Construction & Building	1.06%	LIBOR+4.50%	1.00% LIBOR Floor	6/30/2021
Builders FirstSource Inc.	Forest Products & Paper	1.05%	LIBOR+5.00%	1.00% LIBOR Floor	7/29/2022
RP Crown Parent, LLC	High Tech Industries	1.04%	LIBOR+5.00%	1.00% LIBOR Floor	12/21/2018
CSP Technologies North America, LLC	Chemicals, Plastics & Rubber	1.03%	LIBOR+6.00%	1.00% LIBOR Floor	1/29/2022
Navex Global, Inc.	High Tech Industries	1.03%	LIBOR+4.75%	1.00% LIBOR Floor	11/19/2021
SG Acquisition, Inc.	Banking, Finance, Insurance & Real Estate	1.01%	LIBOR+5.25%	1.00% LIBOR Floor	8/19/2021
DBRS, Inc.	Services: Business	0.98%	LIBOR+5.25%	1.00% LIBOR Floor	3/4/2022
Central Security Group, Inc.	Services: Consumer	0.97%	LIBOR+5.25%	1.00% LIBOR Floor	10/6/2020
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	0.92%	LIBOR+4.75%	1.00% LIBOR Floor	8/29/2021
USS Parent Holdings Corp.	Construction & Building	0.92%	LIBOR+4.75%	1.00% LIBOR Floor	8/5/2021
F+W Media, Inc.	Media: Diversified & Production	0.90%	LIBOR+7.25%	1.25% LIBOR Floor	6/30/2019
Avaya Inc.	Telecommunications	0.86%	LIBOR+5.25%	1.00% LIBOR Floor	5/29/2020
Plano Molding Company, LLC	Consumer Goods: Non-Durable	0.81%	LIBOR+6.00%	1.00% LIBOR Floor	5/12/2021
TASC, Inc.	Services: Business	0.80%	LIBOR+6.00%	1.00% LIBOR Floor	5/23/2020
Academy, Ltd.	Retail	0.77%	LIBOR+4.00%	1.00% LIBOR Floor	7/1/2022
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	0.76%	LIBOR+4.00%	1.00% LIBOR Floor	11/27/2020
CSC Holdings, LLC	Telecommunications	0.74%	LIBOR+4.00%	1.00% LIBOR Floor	10/9/2022
TWCC Holding Corp.	Media: Broadcasting & Subscription	0.74%	LIBOR+5.00%	0.75% LIBOR Floor	2/11/2020
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	0.73%	LIBOR+5.50%	1.25% LIBOR Floor	4/10/2020
Global Cash Access, Inc.	Hotel, Gaming & Leisure	0.72%	LIBOR+5.25%	1.00% LIBOR Floor	12/18/2020
Oasis Outsourcing Holdings, Inc.	Services: Business	0.71%	LIBOR+4.75%	1.00% LIBOR Floor	12/26/2021
Infiltrator Water Technologies, LLC	Construction & Building	0.67%	LIBOR+4.25%	1.00% LIBOR Floor	5/27/2022
BRG Sports, Inc.	Consumer Goods: Durable	0.63%	LIBOR+5.50%	1.00% LIBOR Floor	4/15/2021

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 53.56% (CONTINUED)					
ECI Acquisition Holdings, Inc.	High Tech Industries	0.63%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
Charming Charlie, LLC	Retail	0.62%	LIBOR+8.00%	1.00% LIBOR Floor	12/24/2019
Emmis Operating Company	Media: Broadcasting & Subscription	0.62%	LIBOR+6.00%	1.00% LIBOR Floor	6/10/2021
Hilex Poly Co. LLC	Containers, Packaging & Glass	0.62%	LIBOR+5.00%	1.00% LIBOR Floor	12/5/2021
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.59%	LIBOR+4.25%	1.00% LIBOR Floor	4/10/2020
STG-Fairway Acquisitions, Inc.	Services: Business	0.59%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2022
Survey Sampling International, LLC	Services: Business	0.59%	LIBOR+5.00%	1.00% LIBOR Floor	12/16/2020
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.58%	LIBOR+4.50%	1.00% LIBOR Floor	7/31/2020
DAE Aviation Holdings, Inc.	Aerospace & Defense	0.57%	LIBOR+4.25%	1.00% LIBOR Floor	7/7/2022
Polyconcept Finance B.V.	Consumer Goods: Non-Durable	0.54%	LIBOR+4.75%	1.25% LIBOR Floor	6/28/2019
SI Organization, Inc.	Services: Business	0.51%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
ABG Intermediate Holdings 2 LLC	Retail	0.50%	LIBOR+4.50%	1.00% LIBOR Floor	5/27/2021
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.50%	LIBOR+4.75%	1.00% LIBOR Floor	4/28/2021
Murray Energy Corp.	Mining & Metals	0.50%	LIBOR+6.50%	1.00% LIBOR Floor	4/16/2020
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.49%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
Surgery Center Holdings, Inc.	Healthcare & Pharmaceuticals	0.49%	LIBOR+4.25%	1.00% LIBOR Floor	11/3/2020
Photonis Technologies SAS	Aerospace & Defense	0.48%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
Nathan's Famous Inc.	Beverage, Food & Tobacco	0.47%	10.00%	None	3/15/2020
Smile Brands Group, Inc.	Healthcare & Pharmaceuticals	0.43%	LIBOR+6.25%	1.25% LIBOR Floor	8/16/2019
At Home Holding III Inc.	Retail	0.42%	LIBOR+4.00%	1.00% LIBOR Floor	6/3/2022
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	0.41%	LIBOR+6.25%	1.50% LIBOR Floor	5/15/2018
LTCG Holdings Corp.	Services: Business	0.41%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
TOPPS Company, Inc.	Consumer Goods: Non-Durable	0.41%	LIBOR+6.00%	1.25% LIBOR Floor	10/2/2018
Travel Leaders Group, LLC	Services: Consumer	0.41%	LIBOR+6.00%	1.00% LIBOR Floor	12/7/2020
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.40%	LIBOR+5.00%	1.00% LIBOR Floor	11/1/2018
SESAC Holdco II LLC	Media: Broadcasting & Subscription	0.38%	LIBOR+4.25%	1.00% LIBOR Floor	2/7/2019
Healogics, Inc.	Healthcare & Pharmaceuticals	0.37%	LIBOR+4.25%	1.00% LIBOR Floor	7/1/2021
PSC Industrial Holdings Corp.	Services: Business	0.37%	LIBOR+4.75%	1.00% LIBOR Floor	12/5/2020
David's Bridal, Inc.	Retail	0.35%	LIBOR+4.00%	1.25% LIBOR Floor	10/11/2019
Riverbed Technology, Inc.	High Tech Industries	0.34%	LIBOR+5.00%	1.00% LIBOR Floor	4/24/2022
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	0.33%	LIBOR+6.25%	1.50% LIBOR Floor	5/15/2018
Styrolution US Holding LLC	Chemicals, Plastics & Rubber	0.30%	LIBOR+5.50%	1.00% LIBOR Floor	11/7/2019
GTCR Valor Companies, Inc.	High Tech Industries	0.29%	LIBOR+5.00%	1.00% LIBOR Floor	5/30/2021
Hemisphere Media Holdings, LLC	Media: Broadcasting & Subscription	0.29%	LIBOR+4.00%	1.00% LIBOR Floor	7/30/2020
Panda Sherman Power, LLC	Energy: Electricity	0.29%	LIBOR+7.50%	1.50% LIBOR Floor	9/14/2018
AdvancePierre Foods, Inc.	Beverage, Food & Tobacco	0.27%	LIBOR+4.50%	1.25% LIBOR Floor	7/10/2017
U.S. Farathane, LLC	Automotive	0.27%	LIBOR+5.75%	1.00% LIBOR Floor	12/23/2021
Deltek, Inc.	Services: Business	0.23%	LIBOR+4.00%	1.00% LIBOR Floor	6/25/2022
Hyperion Insurance Group Ltd.	Banking, Finance, Insurance & Real Estate	0.23%	LIBOR+4.50%	1.00% LIBOR Floor	3/26/2022
Access CIG, LLC	Services: Business	0.22%	LIBOR+5.00%	1.00% LIBOR Floor	10/18/2021
Accruent, LLC	High Tech Industries	0.22%	LIBOR+6.25%	1.00% LIBOR Floor	11/25/2019
Chemstralia Pty. Ltd.	Chemicals, Plastics & Rubber	0.22%	LIBOR+6.25%	1.00% LIBOR Floor	2/28/2022
Diamond Resorts Corp.	Consumer Goods: Non-Durable	0.22%	LIBOR+4.50%	1.00% LIBOR Floor	5/9/2021
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.19%	LIBOR+4.00%	1.00% LIBOR Floor	7/29/2022
US Joiner Holding Company	Capital Equipment	0.19%	LIBOR+6.00%	1.00% LIBOR Floor	4/16/2020
American Energy - Marcellus, LLC	Energy: Oil & Gas	0.18%	LIBOR+4.25%	1.00% LIBOR Floor	8/4/2020
Pike Corp.	Energy: Electricity	0.17%	LIBOR+4.50%	1.00% LIBOR Floor	12/22/2021
Sutherland Global Services Inc.	Services: Business	0.17%	LIBOR+5.00%	1.00% LIBOR Floor	4/23/2021
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.16%	LIBOR+6.50%	1.00% LIBOR Floor	11/15/2018
SRA International Inc.	High Tech Industries	0.16%	LIBOR+5.25%	1.25% LIBOR Floor	7/20/2018
CDS U.S. Intermediate Holdings, Inc.	Hotel, Gaming & Leisure	0.15%	LIBOR+4.00%	1.00% LIBOR Floor	7/8/2022
Intertain Group Ltd.	Hotel, Gaming & Leisure	0.15%	LIBOR+6.50%	1.00% LIBOR Floor	4/8/2022
Aquilex, LLC	Chemicals, Plastics & Rubber	0.14%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
EIG Investors Corp.	Services: Business	0.14%	LIBOR+4.00%	1.00% LIBOR Floor	11/9/2019

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 53.56% (CONTINUED)					
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	0.12%	LIBOR+5.00%	1.00% LIBOR Floor	8/19/2022
Cast & Crew Payroll, LLC	Services: Business	0.10%	LIBOR+3.75%	1.00% LIBOR Floor	8/12/2022
Lanyon Solutions, Inc.	High Tech Industries	0.09%	LIBOR+4.50%	1.00% LIBOR Floor	11/13/2020
Vince, LLC	Consumer Goods: Non-Durable	0.09%	LIBOR+4.75%	1.00% LIBOR Floor	11/27/2019
Caraustar Industries, Inc.	Forest Products & Paper	0.07%	LIBOR+6.75%	1.25% LIBOR Floor	5/1/2019
Peppermill Casinos, Inc.	Hotel, Gaming & Leisure	0.07%	LIBOR+6.00%	1.25% LIBOR Floor	11/9/2018
Southcross Holdings Borrower LP	Energy: Oil & Gas	0.07%	LIBOR+5.00%	1.00% LIBOR Floor	8/4/2021
HC Group Holdings III, Inc.	Healthcare & Pharmaceuticals	0.04%	LIBOR+5.00%	1.00% LIBOR Floor	4/7/2022
SGS Cayman, L.P.	Services: Business	0.04%	LIBOR+5.00%	1.00% LIBOR Floor	4/23/2021
2ND LIEN SENIOR SECURED DEBT: 38.76%					
EISI LLC	High Tech Industries	1.46%	LIBOR+8.50%	1.00% LIBOR Floor	9/23/2020
Blue Ribbon, LLC	Beverage, Food & Tobacco	1.32%	LIBOR+8.25%	1.00% LIBOR Floor	11/13/2022
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	1.29%	LIBOR+8.25%	1.00% LIBOR Floor	6/18/2019
Wand Intermediate I LP	Automotive	1.16%	LIBOR+7.25%	1.00% LIBOR Floor	9/19/2022
TMK Hawk Parent, Corp.	Beverage, Food & Tobacco	1.12%	LIBOR+7.50%	1.00% LIBOR Floor	10/1/2022
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	1.10%	LIBOR+8.75%	1.00% LIBOR Floor	8/21/2023
Survey Sampling International, LLC	Services: Business	1.10%	LIBOR+9.00%	1.00% LIBOR Floor	12/16/2021
Vestcom International, Inc.	Services: Business	1.10%	LIBOR+7.75%	1.00% LIBOR Floor	9/30/2022
MSC Software Corp.	High Tech Industries	1.08%	LIBOR+7.50%	1.00% LIBOR Floor	5/29/2021
Infiltrator Water Technologies, LLC	Construction & Building	1.03%	LIBRO+8.75%	1.00% LIBOR Floor	5/26/2023
Patterson Medical Supply, Inc.	Healthcare & Pharmaceuticals	1.00%	LIBOR+7.75%	1.00% LIBOR Floor	8/28/2023
Onex Carestream Finance LP	Healthcare & Pharmaceuticals	0.98%	LIBOR+8.50%	1.00% LIBOR Floor	12/7/2019
Hilex Poly Co. LLC	Containers, Packaging & Glass	0.92%	LIBOR+8.75%	1.00% LIBOR Floor	6/5/2022
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.91%	LIBOR+8.50%	1.00% LIBOR Floor	7/31/2023
TransFirst Inc.	Banking, Finance, Insurance & Real Estate	0.91%	LIBOR+8.00%	1.00% LIBOR Floor	11/11/2022
Surgery Center Holdings, Inc.	Healthcare & Pharmaceuticals	0.90%	LIBOR+7.50%	1.00% LIBOR Floor	11/3/2021
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.86%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.85%	LIBOR+8.25%	1.00% LIBOR Floor	4/11/2021
Deltek, Inc.	Services: Business	0.84%	LIBOR+8.50%	1.00% LIBOR Floor	6/26/2023
Genex Holdings, Inc.	Services: Business	0.83%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Navex Global, Inc.	High Tech Industries	0.83%	LIBOR+8.75%	1.00% LIBOR Floor	11/18/2022
Access CIG, LLC	Services: Business	0.81%	LIBOR+8.75%	1.00% LIBOR Floor	10/17/2022
Sterling Midco Holdings, Inc.	Services: Business	0.78%	LIBOR+7.75%	1.00% LIBOR Floor	6/19/2023
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.75%	LIBOR+8.00%	1.00% LIBOR Floor	7/30/2021
PODS, LLC	Services: Consumer	0.75%	LIBOR+8.25%	1.00% LIBOR Floor	2/2/2023
Pike Corp.	Energy: Electricity	0.74%	LIBOR+8.50%	1.00% LIBOR Floor	6/22/2022
PSC Industrial Holdings Corp.	Services: Business	0.73%	LIBOR+8.25%	1.00% LIBOR Floor	12/5/2021
STG-Fairway Acquisitions, Inc.	Services: Business	0.73%	LIBOR+9.25%	1.00% LIBOR Floor	6/30/2023
Mergermarket USA, Inc.	Services: Business	0.72%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
Landslide Holdings, Inc.	Services: Business	0.70%	LIBOR+7.25%	1.00% LIBOR Floor	2/25/2021
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	0.69%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Global Tel*Link Corp.	Telecommunications	0.67%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.64%	LIBOR+8.25%	1.00% LIBOR Floor	4/28/2022
Institutional Shareholder Services Inc.	Services: Business	0.56%	LIBOR+7.50%	1.00% LIBOR Floor	4/30/2022
Mitchell International, Inc.	High Tech Industries	0.56%	LIBOR+7.50%	1.00% LIBOR Floor	10/11/2021
TASC, Inc.	Services: Business	0.55%	12.00%	None	5/23/2021
Asurion, LLC	Services: Consumer	0.53%	LIBOR+7.50%	1.00% LIBOR Floor	3/3/2021
C.H.I. Overhead Doors, Inc.	Construction & Building	0.51%	LIBOR+7.75%	1.00% LIBOR Floor	7/31/2023
SMG	Hotel, Gaming & Leisure	0.46%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
ABG Intermediate Holdings 2 LLC	Retail	0.45%	LIBOR+8.50%	1.00% LIBOR Floor	5/27/2022
Concentra Inc.	Healthcare & Pharmaceuticals	0.42%	LIBOR+8.00%	1.00% LIBOR Floor	6/1/2023
Flexera Software LLC	High Tech Industries	0.39%	LIBOR+7.00%	1.00% LIBOR Floor	4/2/2021
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	0.37%	LIBOR+8.75%	1.00% LIBOR Floor	2/11/2020
GTCR Valor Companies, Inc.	High Tech Industries	0.37%	LIBOR+8.50%	1.00% LIBOR Floor	11/30/2021

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
2ND LIEN SENIOR SECURED DEBT: 38.76% (CONTINUED)					
Securus Technologies Holdings, Inc.	Telecommunications	0.37%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
RP Crown Parent, LLC	High Tech Industries	0.32%	LIBOR+10.00%	1.25% LIBOR Floor	12/21/2019
AmWINS Group, LLC	Banking, Finance, Insurance & Real Estate	0.30%	LIBOR+8.50%	1.00% LIBOR Floor	9/4/2020
GOBP Holdings, Inc.	Retail	0.30%	LIBOR+8.25%	1.00% LIBOR Floor	10/21/2022
PFS Holding Corp.	Retail	0.29%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
American Residential Services LLC	Construction & Building	0.27%	LIBOR+8.00%	1.00% LIBOR Floor	12/31/2021
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.26%	LIBOR+9.00%	1.25% LIBOR Floor	1/3/2020
GCA Services Group, Inc.	Services: Consumer	0.25%	LIBOR+8.00%	1.25% LIBOR Floor	11/1/2020
Emerald 3 Ltd.	Environmental Industries	0.22%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.21%	LIBOR+7.50%	1.00% LIBOR Floor	1/3/2020
Lanyon Solutions, Inc.	High Tech Industries	0.16%	LIBOR+8.50%	1.00% LIBOR Floor	11/15/2021
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.12%	LIBOR+8.00%	1.00% LIBOR Floor	10/30/2020
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.11%	LIBOR+7.75%	1.00% LIBOR Floor	10/9/2021
SI Organization, Inc.	Services: Business	0.11%	LIBOR+8.00%	1.00% LIBOR Floor	5/23/2020
Fram Group Holdings Inc.	Automotive	0.00%	LIBOR+9.50%	1.50% LIBOR Floor	1/29/2018
UNSECURED DEBT: 2.28% / EQUITY: 0%					
NFP Corp.	Banking, Finance, Insurance & Real Estate	0.64%	9.00%	None	7/15/2021
Radio One, Inc.	Media: Broadcasting & Subscription	0.58%	9.25%	None	2/15/2020
Alliant Holdings I, L.P.	Banking, Finance, Insurance & Real Estate	0.52%	8.25%	None	8/1/2023
Neptune Finco Corp.	Telecommunications	0.48%	10.125%	None	1/15/2023
TIBCO Software Inc.	High Tech Industries	0.06%	11.375%	None	12/1/2021
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - DEBT: 3.19%					
Deutsche Bank AG Frankfurt CRAFT 2015-2 Class Credit Linked Note	Diversified Financials	1.13%	LIBOR+9.25%	None	1/16/2022
NXT Capital CLO 2014-1, LLC Class E Notes	Diversified Financials	0.50%	LIBOR+5.50%	None	4/23/2026
Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note	Diversified Financials	0.40%	LIBOR+9.65%	None	5/15/2019
JPMorgan Chase Bank, N.A. Credit Linked Note	Diversified Financials	0.36%	LIBOR+12.25%	None	12/20/2021
Great Lakes CLO 2014-1, Ltd. Class E Notes	Diversified Financials	0.31%	LIBOR+5.25%	None	4/15/2025
JFIN CLO 2014, Ltd. Class E Notes	Diversified Financials	0.16%	LIBOR+5.00%	None	4/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1A Class Credit Linked Note	Diversified Financials	0.15%	LIBOR+9.25%	None	4/17/2020
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.14%	LIBOR+5.65%	None	10/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1X Class Credit Linked Note	Diversified Financials	0.04%	LIBOR+9.25%	None	4/17/2020
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - EQUITY: 2.21%					
Ivy Hill Middle Market Credit Fund IX, Ltd. Subordinated Notes	Diversified Financials	0.51%	Residual	None	10/18/2025
Dryden XXIII Senior Loan Fund Subordinated Notes	Diversified Financials	0.41%	Residual	None	7/17/2023
APIDOS CLO XVI Subordinated Notes	Diversified Financials	0.35%	Residual	None	1/19/2025
Ivy Hill Middle Market Credit Fund X, Ltd. Subordinated Notes	Diversified Financials	0.31%	Residual	None	7/24/2027
Anchorage Capital CLO 2012-1, Ltd. Subordinated Notes	Diversified Financials	0.21%	Residual	None	1/13/2025
Galaxy XV CLO Ltd. Class A Subordinated Notes	Diversified Financials	0.21%	Residual	None	4/15/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.12%	Residual	None	10/20/2025
CENT CLO 19 Ltd. Subordinated Notes	Diversified Financials	0.09%	Residual	None	10/29/2025

2. Information is based on the relative fair value of the underlying portfolio holdings.
3. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
4. Rate is the total interest rate on the loan, often based on LIBOR, plus a margin, or residual cash flow.
5. Debt with a LIBOR floor pay an interest rate of LIBOR, plus a margin, so long as LIBOR remains above the specified floor level. If however, LIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, which are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.

